UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	11/30/2009

Item 1.	Schedule of Investments

Dryden National Municipals Fund, Inc.

Schedule of Investments

as of November 30, 2009 (Unaudited)

Description (a)	Moody’s Ratings+*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.1%
Alaska 0.2%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.000%	6/01/18	$2,000	$2,065,400

Arizona 3.4%
Arizona Health Facs. Auth. Rev., Banner Health,
Ser. A	A+(d)	5.000	1/01/35	2,000	1,893,300
Ser. D	A+(d)	5.500	1/01/38	2,500	2,511,200
Arizona St. Trans. Brd. Excise Tax Rev., Maricopa Cnty. Regl. Reg. Area Rd.	Aa2	5.000	7/01/25	2,000	2,175,320
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250	7/01/32	2,500	2,429,050
Phoenix Civic Impt. Corp., Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa3	5.000	7/01/39	5,000	5,095,150
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., NATL	A1	7.500	7/01/10	3,000	3,114,810
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.000	1/01/39	9,750	10,029,240
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100	1,272,744

					28,520,814

California 8.2%
Anaheim Pub. Fin. Auth. Lease Rev., F.S.A.,
Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000	9/01/24	5,500	6,187,169
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000	9/01/16	6,690	7,428,910
California Cnty. Tobacco Securitization Corp., Tobacco Conv. Bonds, Asset Bk., Ser. B	NR	5.100	6/01/28	1,250	1,051,350
California Edl. Facs. Auth. Rev.,
California Inst. of Technology	Aa1	5.000	11/01/39	1,500	1,582,770
Univ. Southern California, Ser. A	Aa1	5.000	10/01/38	3,000	3,068,640
Univ. Southern California, Ser. A	Aa1	5.250	10/01/38	1,000	1,050,400
California Health Facs. Fin. Auth. Rev., Rfdg., Cedars Sinai Med. Ctr.	A2	5.000	11/15/21	1,000	1,008,690
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250	2/01/38	3,000	2,956,350
California Poll. Ctl. Fin. Auth. Solid Waste Disp. Rev.,
Pac. Gas. Poll. Ctl. Rev., Ser. D, Rmkt., F.G.I.C., A.M.T.	A3	4.750	12/01/23	2,500	2,401,100

Waste Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.000	7/01/27	1,000	915,580
California St., G.O.,
Econ. Recov., Rfdg., Ser. A	A1	5.250	7/01/21	3,875	4,088,319
F.G.I.C., T.C.R.S.	Baa1	4.750	9/01/23	1,500	1,476,090
Var. Purp.	Baa1	5.000	10/01/29	2,000	1,907,880
Var. Purp.	Baa1	5.500	11/01/39	1,000	949,430
Var. Purp.	Baa1	6.000	4/01/38	3,500	3,562,195
Var. Purp.	Baa1	6.000	11/01/39	2,000	2,028,680
California Statewide Cmntys. Dev. Auth. Rev., Var. Kaiser Permanente, Ser. C	A+(d)	5.250(j)	8/01/31	1,000	967,260
Elsinore Valley Muni. Wtr. Dist. Ctfs., Part. Rfdg., Ser. A, B.H.A.C.	Aa1	5.000	7/01/29	1,500	1,596,825
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, G.O., Ser. A, C.A.B.S., NATL	A1	5.620(i)	10/01/21	60	31,405
Fresno Swr. Rev., Ser. A, A.G.C.	Aa3	5.000	9/01/33	2,500	2,531,650
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev.,
C.A.B.S., Asset Bkd., Ser. A-2 (Converts to 5.30% on 12/01/12)	Baa3	7.500(i)	6/01/37	5,000	3,026,100
C.A.B.S., Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Baa2	6.097(i)	6/01/23	2,000	1,682,220
Enhanced Asset Bkd., Ser. A	Baa2	5.000	6/01/45	1,000	822,490
M-S-R Energy Auth., Ser. A	A(d)	6.500	11/01/39	2,000	2,067,180
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
C.A.B.S., A.M.B.A.C.	NR	7.640(i)	8/01/25	2,000	630,920
Redondo Beach Unified School Dist., G.O., Election 2008, Ser. A	AA-(d)	4.750	8/01/33	1,000	924,970
San Diego Cnty. Wtr. Auth., Wtr. Rev., Ctfs. Part., Ser. 2008, F.S.A.	Aa3	5.000	5/01/38	2,500	2,415,300
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., NATL	Baa1	8.170(i)	1/15/36	21,000	2,592,870
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa1	7.250	8/01/14	2,000	2,362,420
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A1	5.625	1/01/29	1,000	1,063,920
University Calif. Rev.,
Ser. O	Aa1	5.750	5/15/34	750	828,855
Ser. Q	Aa1	5.000	5/15/34	1,000	1,027,040
Unrefunded Bal., U.C.L.A. Med. Center, Ser. A, A.M.B.A.C.	NR	5.250	5/15/30	850	836,375
Ventura Cnty. Cmnty. College. Dist., Election 2002, Ser. C, G.O.	Aa3	5.500	8/01/33	2,000	2,062,400

					69,133,753

Colorado 2.3%
Colorado Health Facs. Auth. Rev., Adventist Health/Sunbelt, Ser. D (Adjustable after 11/15/16)	A1	5.250(j)	11/15/35	2,500	2,329,275
Poudre Valley Health Facs. Auth. Hosp., Ser. A, F.S.A.	Aa3	5.200	3/01/31	2,000	1,997,280
Denver City & Cnty. Arpt. Rev. Sys.,
Ser. A, NATL	A1	5.000	11/15/25	10,000	10,271,600
Ser. B, A.M.T., F.G.I.C.	A1	5.000	11/15/15	2,500	2,654,875
Platte Riv. Pwr. Auth. Pwr. Rev., Ser. HH	Aa2	5.000	6/01/27	1,500	1,610,250
University of Colorado Enterprise Sys. Rev., Ser. A	Aa3	5.375	6/01/32	1,000	1,060,700

					19,923,980

Connecticut 0.3%
Connecticut St. Health & Edl. Facs. Auth. Rev., Yale Univ. X-3	Aaa	4.850	7/01/37	2,835	2,944,233
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa	7.125	6/01/10	355	366,885

					3,311,118

District of Columbia 2.2%
District of Columbia Rev., Brookings Inst.	Aa3	5.750	10/01/39	5,000	5,334,300
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa3	5.500	10/01/39	2,000	2,115,960
District of Columbia, G.O., Ser. E, B.H.A.C.	Aa1	5.000	6/01/28	5,000	5,287,200
Metropolitan Washington DC, Arpt. Auth. Sys.,
Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,000	1,018,330
Ser. B, A.M.B.A.C.	Aa3	5.000	10/01/32	3,725	3,620,998
Washington Met. Area Tran. Auth. Gross Rev. Transit, Ser. A	A1	5.125	7/01/32	1,000	1,047,400

					18,424,188

Florida 7.0%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300	5/01/18	410	350,329
Citizens Ppty. Ins. Corp., Sr. Secd. High Act-A-1	A2	6.000	6/01/16	1,500	1,604,535
Florida St. Brd. Ed. Cap., Outlay, G.O.	Aa1	9.125	6/01/14	1,000	1,141,710
Florida St. Brd. Ed. Lottery Rev., Ser. B	A2	5.000	7/01/23	5,185	5,484,174
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, NATL	A1	5.250	7/01/17	2,950	3,120,805
Greater Orlando Aviation, Auth. Arpt. Facs. Rev., Ser. A, F.S.A., A.M.T.	Aa3	5.000	10/01/23	4,240	4,267,051
Halifax Hosp. Med. Ctr. Rev., Ser. B2, F.S.A.	AAA(d)	5.375	6/01/31	4,000	4,004,040
Highlands Cmnty. Dev. Dist. Rev., Spec. Assmt.	NR	5.550	5/01/36	500	232,840

Highlands Cnty. Health Facs. Auth. Rev., Adventist Health, Ser. B, (Pre-refunded Date 11/15/15)(b)	A1	5.000	11/15/25	205	239,545
Adventist Health/Sunbelt, Ser. B, Rmkt.	A1	6.000	11/15/37	2,440	2,496,828
Adventist, Unrefunded Bal., Ser. B.	A1	5.000	11/15/25	1,410	1,388,653
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	Aa3	5.500	10/01/15	1,000	1,072,460
Jacksonville Aviation Auth. Rev., A.M.T., A.M.B.A.C.	A2	5.000	10/01/26	1,855	1,777,442
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Proj., Ser. B, A.M.T.	Baa2	4.750	3/01/47	1,500	1,176,225
Jacksonville Elec. Auth. Rev., St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	0.860(i)	10/01/10	1,000	992,850
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Baa1	6.350	8/01/25	1,500	1,500,735
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, A.M.T., F.S.A.	Aa3	5.250	10/01/26	5,000	5,041,150
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B	Aa3	5.250	10/01/22	5,000	5,507,149
Orlando Util. Commn. Sys. Rev.,
Ser. A	Aa1	5.250	10/01/39	5,000	5,224,800
Ser. B, Rfdg.	Aa1	5.000	10/01/33	1,000	1,021,640
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., NATL	A2	5.000	10/01/34	1,250	1,161,013
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.400	5/01/36	300	136,374
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aa3	5.250	10/01/17	2,580	2,922,314
Sch. Impvt., F.S.A.	Aa3	5.250	10/01/18	2,325	2,557,570
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.,	NR	6.250	5/01/36	985	408,135
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South Fl. Grp.	Aa3	5.000	8/15/27	3,750	3,741,000
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(d)	5.000	3/01/35	1,000	906,810

					59,478,177

Georgia 3.1%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.,	Aa3	5.625	1/01/33	2,000	2,158,460
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorepe Pwr. Vogtle. Proj., Ser. B	A3	5.500	1/01/33	750	767,648
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.750	7/01/16	500	588,355
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	940,313
Georgia St. Rd. & Twy. Auth. Rev., Fed. Hwy. Grant. Antic. Bds.,
Ser. A	Aa3	5.000	6/01/18	3,500	4,024,475
Ser. A	Aa3	5.000	6/01/21	1,000	1,115,320
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D	Aa3	5.500	7/01/41	1,500	1,495,455

Metropolitan Atlanta Rapid Tran. Auth., Sales Tax Rev., Ser. 3	Aa3	5.000	7/01/39	4,000	4,104,040
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp. Inc., NATL (Pre-refunded Date 1/01/13)	A2	5.500	1/01/21	3,185	3,622,587
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250	9/01/39	5,000	5,288,999
Richmond Cnty. Hosp. Rev., Revantic Ctfs. Univ. Health Svcs. Inc., Proj.	A1	5.500	1/01/36	2,000	1,940,640

					26,046,292

Guam 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Auth. Rev.	Ba2	6.000	7/01/25	500	500,205

Hawaii 1.0%
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co. Inc. Proj., Ser. C., A.M.B.A.C., A.M.T.	Baa1	6.200	11/01/29	8,000	8,074,080

Idaho 0.3%
Idaho Health Facs. Auth. Rev., Trinity Health Grp., Ser. B	Aa2	6.250	12/01/33	1,000	1,079,950
Idaho Hsg. & Fin. Assn., Grant & Rev., Antic. Fed. Hwy. Tran, Ser. A	Aa3	5.000	7/15/27	1,250	1,331,500

					2,411,450

Illinois 6.9%
Chicago Midway Arpt. Rev., Ser. B., A.M.T.	A2	5.750	1/01/22	5,000	5,003,150
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt. 3rd Lien,
Ser. A, NATL	A1	5.250	1/01/26	6,000	6,227,280
Ser. B, Rfdg., NATL	A1	5.250	1/01/15	1,000	1,121,920
Ser. B-1, X.L.C.A.	A1	5.250	1/01/34	1,975	1,990,050
Gilberts Spl. Svc. Area No. 9 Spl. Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA(d)	7.750	3/01/27	2,000	2,218,540
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000	5/01/30	4,000	3,196,280
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A, (Pre-refunded Date 8/15/14)(b)	NR	5.250	8/15/34	5,000	5,818,500
Ser. A,	Aa2	6.000	8/15/39	1,000	1,073,700
Illinois Fin. Auth. Rev.,
Central DuPage Health, Ser. 09	AA(d)	5.250	11/01/39	2,000	1,924,080
Central DuPage Health, Ser. B	AA(d)	5.500	11/01/39	1,500	1,505,475
Univ. of Chicago, Ser. B	Aa1	6.250	7/01/38	5,000	5,605,900
Illinois St., Ser. 1st, G.O., F.S.A.	Aa3	5.250	4/01/22	2,500	2,648,425

Illinois Toll Hwy. Auth. Rev.,
Ser. B	Aa3	5.500	1/01/33	2,000	2,124,480
Sr. Prority, Sr. A-1, F.S.A.	Aa3	5.000	1/01/24	5,000	5,310,600
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Cap. Apprec. McCormick Place Expansion,
Ser. A, NATL	A2	5.720(i)	12/15/34	10,000	2,435,900
Ser. A, NATL	A2	5.760(i)	6/15/37	7,500	1,569,750
Ser. A, NATL	A2	5.250	6/15/42	8,500	8,543,350

					58,317,380

Indiana 1.1%
Indiana St. Fin. Auth.,
Duke Energy Ind., Rfdg., Ser. C	A2	4.950	10/01/40	3,000	2,860,410
Var. Duke Energy Ind., Ser. B	A(d)	6.000	8/01/39	1,000	1,071,420
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A3	5.750	1/01/38	1,000	1,043,790
Indianapolis Loc. Pub. Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	A1	5.000	1/01/36	5,000	4,434,700

					9,410,320

Kansas 1.4%
Kansas St. Dev. Fin. Auth. Hosp. Rev.,
Adventist Health	A1	5.750	11/15/38	1,000	1,022,790
Adventist/Sunbelt, Ser. D	A1	5.125	11/15/39	1,000	957,940
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700	12/01/27	1,375	1,430,688
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750	6/01/27	1,285	1,339,150
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850	12/01/27	1,270	1,327,683
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(d)	5.650	9/01/19	5,000	5,677,450

					11,755,701

Kentucky 0.8%
Kentucky St. Ppty. & Bldgs. Commn. Rev., Proj. No 93, Rfdg., A.G.C.	Aa3	5.250	2/01/28	5,500	5,931,090
Owen Cnty. Wtrwks. Sys. Rev.,
Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250	6/01/39	500	526,330
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625	9/01/39	500	507,260

					6,964,680

Louisiana 0.9%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish., Ser. A	Aa3	5.375	4/01/31	1,000	1,040,500
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Mission Aries	A2	6.750	7/01/39	1,000	1,059,990
Louisiana St. Citizens. Pty., Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, A.G.C.	Aa3	6.750	6/01/26	2,000	2,325,460

New Orleans, G.O., Rfdg., NATL	Baa1	5.250	12/01/22	3,540	3,654,625

					8,080,575

Maryland 0.3%
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Medstar Health	A2	5.250	5/15/46	1,000	985,270
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250	12/01/13	600	599,142
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aa3	6.500	9/01/12	620	679,489

					2,263,901

Massachusetts 4.8%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	5/15/15	790	792,876
Massachusetts Bay Trans. Auth. Rev.,
Assmt., Ser. A	Aa1	5.250	7/01/34	2,000	2,129,220
Mass. Sales Tax, Ser. B, NATL	Aa2	5.500	7/01/27	1,325	1,589,179
Massachusetts St. Health & Ed. Facs. Auth. Rev.,
Caritas Christi Obligation, Ser. B	Baa3	6.750	7/01/16	3,590	3,753,381
Harvard Univ., Ser. A	Aaa	5.500	11/15/36	3,500	3,880,835
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	Baa1	6.050	10/01/20	1,000	1,055,850
Tufts Univ., Ser. M	Aa2	5.500	2/15/28	3,000	3,556,290
Valley Region Health Sys., Ser. C, CONNIE LEE	Baa3	7.000	7/01/10	825	840,749
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A2	5.000	7/01/32	5,000	4,684,800
Massachusetts St. Wtr. Poll. Abatement Tr. St. Revolving Fd., Ser. 14	Aaa	5.000	8/01/38	2,000	2,087,160
Massachusetts St., G.O.,
Cons. Ln., Ser. C, F.S.A.	Aa2	5.000	8/01/19	2,000	2,269,500
Fltg.-Cons. Ln., Ser. A, NATL	Aa2	0.758(j)	5/01/37	5,000	3,677,500
Ser. B, F.S.A.	Aa2	5.250	9/01/24	9,000	10,653,569

					40,970,909

Michigan 2.1%
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 7/01/13)(b)	A(d)	5.250	7/01/32	5,500	6,271,210
Detroit Sewer Disp. Rev., Sr. Lien-Remkt., Ser. 03B, F.S.A.	Aa3	7.500	7/01/33	1,000	1,176,810
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	A1	5.000	3/01/31	3,000	2,695,200

Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.250	11/15/46	2,000	1,699,280
McLaren Healthcare	A1	5.750	5/15/38	1,000	1,002,620
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg., Dow. Chemical Rmkt., Ser. B	Baa3	6.250	6/01/14	1,000	1,040,860
Okemos Pub. Sch. Dist., G.O.,
C.A.B.S., NATL	A1	1.730(i)	5/01/12	1,100	1,055,450
C.A.B.S., NATL	A1	2.120(i)	5/01/13	1,000	930,960
Royal Oak Mich. Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000	8/01/39	2,000	1,937,920

					17,810,310

Minnesota 0.6%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.800	1/01/19	1,980	2,043,657
Southern Minn. Mun. Pwr. Agy. Pwr. Supply Sys. Rev., Ser. A	A2	5.250	1/01/30	2,000	2,088,020
St. Paul Hsg. & Redev. Auth. Health Care Rev., Allina Health Sys., Ser. A-1	A1	5.250	11/15/29	750	744,480

					4,876,157

Missouri 0.2%
Missouri St. Health & Edl. Facs. Auth. Rev., Childrens Mercy Hosp.	A+(d)	5.250	5/15/29	1,675	1,664,866

New Hampshire 0.8%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Ba2	9.110(i)	1/01/24	4,740	1,388,346
New Hampshire Health & Edl. Facs. Auth. Rev.,
Dartmouth Hitchcock	A+(d)	6.000	8/01/38	1,750	1,816,115
New Hampshire College (Pre-refunded Date 1/01/11)(b)(a)	BBB(d)	7.500	1/01/31	3,000	3,254,910

					6,459,371

New Jersey 7.4%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Altantic City Elec. Co., Ser. A, NATL	Baa1	6.800	3/01/21	2,615	3,175,656
Clearview Reg. High Sch. Dist., G.O., NATL	NR	5.375	8/01/15	1,205	1,338,888
Jackson Twnshp. Sch. Dist.,
G.O., NATL	A(d)	6.600	6/01/10	1,600	1,645,008
G.O., NATL	A(d)	6.600	6/01/11	1,600	1,726,288
Jersey City Sew. Auth., Swr. Rfdg.,
A.M.B.A.C.	NR	6.000	1/01/10	2,585	2,597,382
A.M.B.A.C.	NR	6.250	1/01/14	4,255	4,678,968
New Jersey Edl. Dev. Auth.
Cigarette Tax	Baa2	5.625	6/15/19	1,750	1,750,823
Cigarette Tax	Baa2	5.750	6/15/34	1,750	1,628,445
First Mtge. - Franciscan Oaks	NR	5.700	10/01/17	2,040	2,016,010
First Mtge. - Keswick Pines	NR	5.750	1/01/24	1,750	1,512,945
Masonic Charity Fdn. Proj.	A-(d)	5.875	6/01/18	250	259,025

Masonic Charity Fdn. Proj.	A-(d)	6.000	6/01/25	1,150	1,177,267
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr. (Pre-refunded Date 7/1/12)(b)	A+(d)	6.250	7/01/17	1,740	1,960,214
Atlantic City Med. Ctr., Unrefunded Bal.	A2	6.250	7/01/17	2,185	2,300,718
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A2	6.000	7/01/26	2,565	2,896,526
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A2	6.000	7/01/32	2,000	2,258,500
St. Peter’s Univ. Hosp., Ser. A	Baa2	6.875	7/01/30	3,750	3,760,875
Virtua Health, A.G.C.	AAA(d)	5.500	7/01/38	2,000	2,050,820
New Jersey St. Hwy. Auth. Garden St. Pkwy., Gen. Rev., E.T.M.(b)	A1	6.200	1/01/10	1,335	1,341,835
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., A.M.B.A.C., C.A.B.S.,
Ser. B, (Converts to 5.15% on 1/1/15)(i)	A3	5.130(i)	1/01/35	3,000	2,324,280
Ser. E	A3	5.250	1/01/40	2,000	2,058,140
New Jersey St. Trans. Trust Fund Auth. Rev.,
Ser. A	A1	5.500	12/15/23	6,000	6,732,719
Ser. A	A1	5.875	12/15/38	3,000	3,231,960
Rutgers - St. Univ. of NJ, Ser. A	Aa3	6.400	5/01/13	1,415	1,537,836
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.,
(Pre-refunded Date 6/1/12)(b)	Aaa	6.000	6/01/37	400	449,768
(Pre-refunded Date 6/1/12)(b)	Aaa	6.125	6/01/42	2,000	2,255,020
Ser. 1A	Baa3	4.500	6/01/23	470	420,650
Ser. 1A	Baa3	4.625	6/01/26	1,000	812,790
Ser. 1A	Baa3	5.000	6/01/41	4,000	2,610,600

					62,509,956

New Mexico 0.3%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.500	7/01/35	1,370	1,405,935
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	8/01/39	1,250	1,195,938

					2,601,873

New York 11.2%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc.,
Ser. A, (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	539,955
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	A1	7.200	7/01/10	3,495	3,609,147
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000	5/01/33	1,000	1,118,980
Ser. A	A3	6.250	4/01/33	500	571,810
Ser. A, B.H.A.C.	Aa1	5.500	5/01/33	2,000	2,158,480
Metropolitan Trans. Auth. Rev., Svc. Contract,
Ser. 2008C	A2	6.500	11/15/28	2,500	2,855,325
Ser. A, NATL	A1	5.500	7/01/20	2,500	2,613,700

Ser. B, NATL	A1	5.500	7/01/19	5,000	5,251,999
Ser. B, NATL	A1	5.500	7/01/23	7,285	7,563,359
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000	8/01/22	2,000	1,998,000
New York City Ind. Dev. Agcy. Spec. Fac. Rev.,
Terminal One Group Assn. Proj., A.M.T.	A3	5.500(j)	1/01/24	1,500	1,509,930
N.Y. Stock Exchange Proj. A, Rfdg.,	A1	4.750	5/01/29	1,100	1,117,248
New York City Mun. Wtr. Fin. Auth. Rev.,
Ser. B, Unrefunded Bal.	Aa2	6.000	6/15/33	985	1,021,534
Wtr. & Swr., Fiscal 2009, Ser. A	Aa2	5.750	6/15/40	1,000	1,096,800
New York City Tr. Cultural Res. Rev., Julliard Sch., Ser. A,	Aa2	5.000	1/01/39	2,500	2,590,400
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	A1	5.250	1/15/39	1,500	1,549,320
New York City, G.O.,
Ser. A, Unrefunded Bal.	Aa3	6.000	5/15/30	10	10,168
Ser. E	Aa3	5.000	8/01/17	6,000	6,754,259
Ser. I-1,	Aa3	5.250	4/01/28	2,000	2,138,360
New York Liberty Dev. Corp. Rev., National Sports Museum Proj., Ser. A (original cost $659,999; purchased 8/7/06)(c)(f)(h)	NR	6.100	2/15/19	660	7
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons.,
Ser. B	A1	6.000	7/01/14	2,550	2,778,608
Ser. B (Mandatory Put Date 5/15/12)	Aa3	5.250(j)	7/01/29	3,000	3,297,480
Mental Health Svcs. Facs. Impvt., Ser. B	A1	6.500	8/15/11	3,000	3,246,450
Non-State Supported Debt., Columbia Univ.	Aaa	5.000	7/01/38	1,675	1,764,529
Non-State Supported Debt., Cornell Univ., Ser. A, G.O.	Aa1	5.000	7/01/39	2,000	2,075,520
Non-State Supported Debt., North Shore L.I. Jewish Health Sys., Ser. A	Baa1	5.500	5/01/37	500	499,270
St. Pers Income Tax Rev., Ser. A	AAA(d)	5.000	2/15/39	2,000	2,038,300
Rochester Inst. Tech., Ser . A, A.M.B.A.C.	A1	5.250	7/01/20	2,100	2,311,323
Rochester Inst. Tech., Ser . A, A.M.B.A.C.	A1	5.250	7/01/21	2,000	2,183,340
New York St. Engy. Res. & Dev. Auth. Rev., Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C., A.M.T.	A(d)	4.700	2/01/24	2,000	1,957,360
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin.,
Ser. B	Aaa	5.500	10/15/23	3,750	4,603,950
Ser. E	Aaa	6.500	6/15/14	35	35,172
New York City Mun. Wtr. Proj.	Aaa	5.000	6/15/34	2,000	2,038,980
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	A1	8.000	5/01/11	1,345	1,433,837
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa3	6.000	4/01/14	3,000	3,361,920
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply,
Ser. C	A+(d)	5.250	6/01/22	3,200	3,333,792
Ser. C	A+(d)	5.250	12/01/22	3,595	3,746,709

Port Auth. of New York & New Jersey Cons. Rev., Ser. 127, A.M.B.A.C., A.M.T.	Aa3	5.500	12/15/15	3,000	3,182,670
Triborough Bridge & Tunnel Auth. Rev., Ser. C	Aa2	5.000	11/15/33	5,000	5,156,500

					95,114,491

North Carolina 1.3%
Charlotte Arpt. Rev., Ser. B, A.M.T., NATL	A1	6.000	7/01/24	1,000	1,010,700
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev.,
A.G.C.	Aa3	6.000	1/01/19	500	553,845
A.M.B.A.C.	Baa1	6.000	1/01/18	1,000	1,134,020
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa	6.000	1/01/26	650	830,466
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500	1/01/18	1,005	1,174,061
Ser. A, E.T.M.(b)	Baa1	6.400	1/01/21	1,000	1,247,090
Ser. A, E.T.M.(b)(e)	Aaa	6.500	1/01/18	2,635	3,388,900
North Carolina Mun. Powr. Agcy., No. 1 Catawba Elec. Rev., Ser. A	A2	5.000	1/01/30	1,000	1,013,810
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.250	12/01/21	1,000	1,063,260

					11,416,152

North Dakota 1.1%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A+(d)	7.200	6/30/13	8,300	9,112,404

Ohio 2.9%
American Mun. Pwr., Inc., Ser. A	Aa3	5.000	2/01/13	2,500	2,655,050
Buckeye Tob. Settlement, Asset Bkd. Sr. Turbo,
Ser. A.	Baa3	6.500	6/01/47	4,250	3,313,215
Ser. A-2	Baa3	5.875	6/01/47	1,000	708,940
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR	7.625	1/01/22	1,410	1,721,497
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.500	1/01/30	5,000	5,082,101
Hamilton Cnty. Sales Tax Rev., Sub. Ser. B, A.M.B.A.C., C.A.B.S.	A2	4.690(i)	12/01/20	2,000	1,208,280
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., NATL	Aa2	3.790(i)	12/01/19	1,720	1,186,129
Lucas Cnty. Health Care Facs. Rev., Sunset Retirement Impvt., Ser. A, Rfdg.	NR	6.625	8/15/30	1,000	1,008,280
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	NR	5.000	11/15/21	3,935	3,969,195
Montgomery Cnty. Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	500	521,345
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. Firstenergy, Rfdg., Ser. C	Baa1	5.625	6/01/18	500	531,895

Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500	10/01/20	750	894,180
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Firstenergy, Rfdg., Ser. A	Baa1	5.875(j)	6/01/33	500	530,380
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N.A., Inc. Proj., Ser. A, A.M.T.	BBB(d)	5.150	7/15/15	750	744,180
Richland Cnty. Hosp. Facs. Rev., Medcentral Health Sys., Ser. B (Pre-refunded Date 11/15/10)(b)	A-(d)	6.375	11/15/22	665	709,156

					24,783,823

Oregon 0.4%
Oregon St. Dept. Trans. Hwy. Usertax Rev., Sr. Lien., Ser. A	Aa2	5.000	11/15/33	3,500	3,680,355

Pennsylvania 6.5%
Allegheny Cnty. Hosp. Dev. Rev., Univ. Pittsburgh Med. Cent., Ser. B	Aa3	5.000	6/15/18	1,500	1,580,955
Allegheny Cnty. San. Auth. Swr. Rev., NATL, Unrefunded Bal.	Baa1	5.500	12/01/30	460	468,404
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., NATL	Aa3	5.700	10/01/14	1,070	1,172,121
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	A+(d)	5.375	6/01/16	1,080	1,183,993
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+(d)	6.250	4/01/30	1,000	1,019,620
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, F.S.A.	Aa3	5.625	1/01/26	5,000	5,004,550
Ser. B, F.S.A.	Aa3	5.700	1/01/22	1,000	1,001,310
Erie Parking Auth. Facs. Rev. Gtd., F.S.A. (Pre-refunded Date 09/01/13)(b)	Aa3	5.000	9/01/26	70	79,895
Lancaster Cnty. Hosp. Auth. Rev., Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/1/10)(b)	NR	7.625	5/01/31	1,000	1,040,560
Lycoming Cnty. Health Facs. Auth. Rev., Susquehanna Health Sys. Proj., Ser. A	BBB+(d)	5.750	7/01/39	2,000	1,909,780
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	NR	6.000	1/01/43	2,500	2,925,800
Montgomery Cnty. Higher Edl. & Health Auth. Hosp. Rev., Abington Mem. Hosp., Ser. A	A(d)	5.125	6/01/33	1,500	1,453,200
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	NR	6.250	7/01/11	1,140	1,193,329
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18	3,500	3,098,515
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000	12/01/15	3,000	2,890,080

Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	A3	5.500	7/01/17	9,000	9,618,210
A.M.B.A.C.	A3	5.500	7/01/20	2,750	2,897,318
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise Tax Rev.,
Ser. A, A.M.B.A.C., E.T.M.(b)	A1	5.250	12/01/18	1,435	1,447,312
Ser. D	A2	5.125	12/01/40	2,500	2,431,900
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj. Ser. B	BBB-(d)	5.250	9/01/31	1,000	884,010
Philadelphia G.O., Ser. B, A.G.C.	Aa3	7.125	7/15/38	1,500	1,684,050
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Health Sys., Oblig. Gp. (original cost $1,820,479; purchased 4/25/96-7/2/98)(c)(f)(h)	NR	7.250	7/01/18	1,803	18
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aa3	5.625	9/01/19	2,500	2,528,225
Pittsburgh Urban. Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal., Rfdg., Ser. A, NATL	Baa1	6.500	9/01/13	2,220	2,397,378
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(b)	NR	6.500	9/01/13	1,780	2,025,462
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	NR	1.280(i)	11/01/12	1,035	997,243
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.250	6/01/22	2,400	2,484,096

					55,417,334

Puerto Rico 3.4%
Puerto Rico Comnwlth., G.O.,
A.M.B.A.C. - T.C.R.S.	Baa3	7.000	7/01/10	11,530	11,853,992
I.B.C., NATL	Baa3	7.000	7/01/10	1,970	2,025,653
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev.,
Rfdg., Ser. CC	Baa2	5.500	7/01/28	2,500	2,459,875
Ser. G, F.G.I.C.	Baa3	5.250	7/01/18	2,250	2,290,680
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3	5.500	7/01/23	1,320	1,546,750
Ser. K	Baa3	5.000	7/01/14	2,000	2,101,440
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.000	8/01/12	1,000	1,050,350
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Fasc., Rfdg., Ser. P	Baa3	6.750	7/01/36	1,000	1,076,660
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
First Sub. Ser. A	A2	5.750	8/01/37	1,600	1,618,784
First Sub. Ser. A	A2	6.000	8/01/42	2,800	2,867,788

					28,891,972

Rhode Island 0.9%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev.,
Brown Univ.	Aa1	5.000	9/01/37	5,000	5,171,700
Lifespan Oblig., Ser. A., A.G.C.	Aa3	7.000	5/15/39	2,000	2,232,020

					7,403,720

South Carolina 1.6%
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375	1/01/10	1,265	1,274,905
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. A, F.S.A.	Aa3	4.750	8/01/31	3,000	2,836,710
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875	8/01/27	2,655	3,172,566
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Ser. A	Aa2	5.500	1/01/38	2,500	2,665,450
Ser. A, A.M.B.A.C.	Aa2	5.000	1/01/21	3,000	3,290,010

					13,239,641

South Dakota 0.2%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.500	6/01/32	1,000	954,620
South Dakota Health & Edl. Facs. Auth. Rev., Sanford Health	A1	5.500	11/01/40	625	632,594

					1,587,214

Tennessee 0.7%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	NR	6.750	9/01/10	1,775	1,861,017
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Health Rev., Rfdg. & Impt., Ser. A, C.A.B.S.	A-(d)	6.830(i)	1/01/35	1,000	190,690
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.000	2/01/18	2,000	2,031,780
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa1	5.000	7/01/34	1,435	1,460,715

					5,544,202

Texas 5.9%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000	11/15/22	4,610	4,877,749
Austin Wtr. & Wastewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa3	5.125	11/15/29	2,000	2,132,480
Brazos River Auth. Poll. Ctl. Rev.,
TXU, Rmkt., A.M.T.	Caa3	5.400	5/01/29	1,500	641,235
TXU Energy Co. LLC Proj., Ser. D (Mandatory Put Date 10/01/14)	Caa3	5.400(j)	10/01/29	1,000	638,380
Brazos River Auth. Rev., Houston Inds., Inc., Proj. B, A.M.B.A.C.	Baa1	5.125	11/01/20	3,500	3,504,550
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Methodist Hosp. Sys.,
Ser. B	AA(d)	5.500	12/01/18	1,000	1,110,070
Childrens Hosp. Proj.,	Aa2	5.500	10/01/39	1,500	1,501,005

Houston Arpt. Sys. Rev.,
E.T.M.(b)	Aaa	7.200	7/01/13	1,835	2,077,000
Sr. Lien, Rfdg., Ser. A	Aa3	5.500	7/01/39	1,000	1,033,450
Houston Higher Edu. Fin. Corp. Higher Edu. Rev., Rice Univ. Proj., Ser. B	Aaa	4.750	11/15/33	3,000	3,061,710
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa3	5.250	11/15/33	1,510	1,568,120
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A., Trans. Svcs., Rfdg.,
B.H.A.C.	Aa1	5.250	5/15/28	2,000	2,130,580
Rfdg.	A1	5.750	5/15/28	3,205	3,379,480
North Texas Twy. Auth. Rev.,
First Tier, Ser. A	A2	6.250	1/01/39	1,500	1,567,515
First Tier, Rfdg., Ser. A	A2	5.750	1/01/40	1,500	1,513,410
First Tier, Rfdg., Ser. C	A2	5.250	1/01/44	2,500	2,371,025
Second Tier, Rfdg., Ser. F	A3	5.750	1/01/38	2,500	2,511,075
Port Houston Auth. Rev., Tex. Harris Cnty., G.O., Rfdg., Ser. A, A.M.T.	Aa1	6.125	10/01/33	1,000	1,064,780
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa3	6.150	8/01/22	1,000	518,070
San Antonio Elec. & Gas Sys.	Aa1	5.000	2/01/29	1,695	1,773,529
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.000	2/01/21	5,000	5,396,550
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu. Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB(d)	5.000	8/15/30	1,000	825,560
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500	11/01/18	2,240	2,114,627
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A	AA+(d)	5.250	12/01/23	2,500	2,838,550

					50,150,500

Utah 0.8%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000	7/01/17	5,000	5,641,650
Riverton Hosp. Rev., I.H.C. Health Svcs. Inc.	Aa1	5.000	8/15/41	1,500	1,442,265

					7,083,915

Virgin Islands 0.2%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250	10/01/21	1,500	1,526,265

Virginia 1.5%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125(j)	9/01/38	2,300	2,378,361
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	A(d)	5.250	7/15/17	5,775	6,393,156
Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T.(Mandatory Put Date 5/01/14)	BBB(d)	5.125(j)	6/01/28	1,400	1,444,856

Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa	5.625	6/01/37	1,000	1,189,900
Virginia St. Res. Auth. Clean Wtr. Rev., St. Revolving Fd.	Aaa	5.000	10/01/30	1,500	1,622,175

					13,028,448

Washington 2.5%
Clark Cnty. Wash. Sch. Dist. No. 114 Evergreen, F.S.A., G.O.	Aa1	5.250	12/01/18	3,800	4,119,999
FYI Properties Lease Rev.,. Washington St. Dist Proj.	AA(d)	5.500	6/01/39	1,000	1,041,750
Port Seattle Wash. Rev., Intermediate Lien, Rfdg.,X.L.C.A.	Aa3	5.000	2/01/28	3,000	3,081,481
Snohomish Cnty., Ltd. Tax, G.O., NATL, (Pre-refunded Date 12/01/11)(b)	Aa3	5.375	12/01/19	220	239,958
Unrefunded Bal.	Aa3	5.375	12/01/19	1,780	1,851,609
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.500	6/01/26	1,700	1,717,527
Washington St. Economic Dev. Fin. Auth. Lease Rev.,
Biomedical Resh. Pptys. II, NATL	Aa2	5.000	6/01/21	2,665	2,854,215
NATL	Aa2	5.000	6/01/22	2,570	2,734,788
Washington St. Health Care Facs. Auth. Rev., Providence Healthcare, Ser. A, F.G.I.C., (Pre-refunded Date 10/01/16)(b)	Aa2	5.000	10/01/36	85	100,322
Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,272,100
Washington St. Hsg. Fin. Commn., Single Fam. Proj., Ser. 2A, A.M.T.	Aaa	5.375	12/01/18	2,295	2,304,524

					21,318,273

West Virginia 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)(a)	A2	6.750	9/01/30	2,000	2,115,920
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A-(d)	5.875	7/01/20	1,015	1,032,407

					3,148,327

Wisconsin 0.8%
Wisconsin St. Gen. Rev., St. Approp., Ser. A,	A1	5.750	5/01/33	2,000	2,142,540
Wisconsin St. Health & Edl. Facs. Auth. Rev.,
Childrens Hosp., Rmkt., Ser. B	Aa3	5.375	8/15/37	1,000	993,500
Froedtert & Cmnty. Health	AA-(d)	5.250	4/01/39	1,500	1,447,695
Marshfield Clinic, Ser. B	BBB+(d)	6.000	2/15/25	2,000	2,013,320

					6,597,055

Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	7/15/39	500	523,285

Total long-term investments (cost $817,536,309)					831,142,832

SHORT-TERM INVESTMENTS 0.9%
California
California Infrastructure & Econ. Var. Jewish Cmnty. Ctr., Ser. A(g)	A-1+(d)	0.200(j)	12/1/09	1,700	1,700,000
Sacramento Cnty. Santn. Dist. Fin. Auth. Rev., Sub. Lien Santn. Dist.,
Ser. A, Rfdg., F.R.D.D.(g)(j)	VMG1	0.200	12/01/09	5,600	5,600,000
Ser. C, Rfdg., F.R.D.D.(g)(j)	VMG1	0.200	12/01/09	200	200,000

					7,500,000

Total short-term investments (cost $7,500,000)					7,500,000

Total Investments(k) 99.0% (cost $825,036,309)(l)					838,642,832

Other assets in excess of liabilities(m) 1.0%					8,904,165

Net Assets 100.0%					$847,546,997

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation

A.G.C.—Assured Guaranty Corporation

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corporation

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

E.T.M.—Escrowed to Maturity

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.G.I.C.—Financial Guaranty Insurance Company

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

I.B.C. — Insured Bond Certificates

I.H.C. — Intermountain Health Care

L.C.R.A. — Lower Colorado River Authority

NATL—National Public Finance Guarantee Corp.

NR —Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

U.C.L.A.—University of California, Los Angeles

X.L.C.A.—XL Capital Assurance

+	The ratings reflected are as of November 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	All or portion of security segregated as collateral for financial futures contracts.

(f)	Indicates a security that has been deemed illiquid.
(g)	For purposes of amortized cost valuation, the maturity date of floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(h)	Indicates a security restricted to resale. The aggregate original cost of such securities was $2,480,478. The aggregate value of $25 is approximately 0.0% of the net assets.
(i)	Represents a zero coupon or step bond. Rate shown reflects the effective yield on November 30, 2009.
(j)	Floating Rate Security. The interest rate shown reflects the rate in effect at November 30, 2009.
(k)	As of November 30, 2009, one security representing $7 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(l)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$824,264,998	$35,532,979	$(21,155,145)	$14,377,834

(m)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2009	Unrealized Depreciation(1)
	Short Positions:
133	U.S. Treasury 10 Yr Notes	Mar. 2010	$15,682,522	$15,951,687	$(269,165)
116	U.S. Long Bond	Mar. 2010	13,939,083	14,235,375	(296,292)

					$(565,457)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$838,642,825	$7

Other Financial Instruments*	(565,457)	—	—

Total	$(565,457)	$838,642,825	$7

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bond
Balance as of 8/31/09	$7
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 11/30/09	$7

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net assets values as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 26, 2010

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 26, 2010

*	Print the name and title of each signing officer under his or her signature.